Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 8. DERIVATIVE FINANCIAL INSTRUMENTS

Derivative Tranche Liability

The Company determined that the obligation to issue additional shares of Series A-1 redeemable convertible preferred stock at the milestone closing at any time on or prior to April 2021 was a freestanding financial instrument that was required to be accounted as a liability initially recorded and subsequently remeasured at fair value until such instrument is exercised or expires. In November 2019, the milestone closing liability was initially recorded at an estimated fair value of $4.3 million.

On September 3, 2020, Old Jasper’s board of directors amended the Series A-1 purchase agreement to split the milestone closing to two tranches, revised acceptable timing of the existing milestone closing and added terms of the second milestone closing to occur on or prior to April 15, 2021.

The first milestone was re-measured at fair value of $6.8 million at the settlement date in November 2020 and was reclassified to redeemable convertible preferred stock upon the issuance of 4,042,568 shares of Series A-1 redeemable convertible preferred stock in November 2020. The second milestone closing was re-measured at fair value of $11.7 million at the settlement date in February 2021 and was reclassified to redeemable convertible preferred stock upon the issuance of 4,042,565 shares of Series A-1 redeemable convertible preferred stock. Assumptions used in the valuation at the second milestone closing are described below:

February 26, 2021
Series A-1 redeemable convertible preferred stock value	$1.57
Purchase price	$0.75
Expected term (in years)	—
Expected volatility	0.00%
Risk-free interest rate	0.00%

The Company recorded $3.5 million and $10.9 million loss from the remeasurement of the derivative tranche liability in its consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, the derivative tranche liability was fully settled.

Common Stock Warrants

The Common Stock Warrants are traded on the Nasdaq Capital Market and may only be exercised for a whole number of shares. The Common Stock Warrants became exercisable on October 24, 2021 and expire on September 24, 2026, unless early redeemed or if the Company extends the exercise period. The fair value of $7.9 million of Common Stock Warrants was recognized as a liability on September 24, 2021, the Closing Date, based on the closing market price. 110 Common Stock Warrants have been exercised as of December 31, 2021.

The Company recognized a gain of $0.5 million for the year ended December 31, 2021, classified within change in fair value of common stock warrant liability in the consolidated statements of operations. The Common Stock Warrants’ fair value was $7.4 million as of December 31, 2021.

Contingent Earnout Liability

Upon the closing of the Business Combination and pursuant to the Sponsor Support Agreement, the Sponsor agreed to place the Earnout Shares into escrow, which will be released as follows: (a) 250,000 Earnout Shares will be released if, during the period from and after September 24, 2021 until the September 24, 2024 (the “Earnout Period”), over any twenty trading days within any thirty-day consecutive trading day period, the volume-weighted average price of the Company’s common stock (the “Applicable VWAP”) is greater than or equal to $11.50, (b) 500,000 Earnout Shares will be released if, during the Earnout Period, the Applicable VWAP is greater than or equal to $15.00, and (c) 300,000 Earnout Shares will be released if, during the Earnout Period, the Applicable VWAP is greater than or equal to $18.00 (the “triggering events”).

The Earnout Shares placed in escrow are legally issued and outstanding shares that participate in voting and dividends. The Earnout Shares (along with related escrowed dividends, if any) will be forfeited and not released from escrow at the end of the Earnout Period unless the triggering events described above are achieved during the Earnout Period. Upon the closing of the Business Combination, the contingent obligation to release the Earnout Shares was accounted for as a liability classified financial instrument upon their initial recognition because the triggering events that determine the number of shares required to be released from escrow include events that were not solely indexed to the common stock of the Company. The earnout liability is remeasured each reporting period with changes in fair value recognized in earnings.

At the closing of the Business Combination, the estimated fair value of the earnout liability was $15.0 million based on a Monte Carlo simulation model. Assumptions used in the valuation are described below:

September 24, 2021
Common stock value	$15.12
Expected term (in years)	3.00
Expected volatility	75.00%
Risk-free interest rate	0.55%

At December 31, 2021, the estimated fair value of the earnout liability was $5.7 million based on a Monte Carlo simulation model. Assumptions used in the valuation as of December 31, 2021 are described in Note 4. No triggering event occurred as of December 31, 2021. The Company recognized a gain of $9.3 million for the year ended December 31, 2021, classified within change in fair value of earnout liability in the consolidated statements of operations and comprehensive loss.